                              AMERICAN AADVANTAGE
                                 MILEAGE FUNDS
                                     [LOGO]
--------------------------------------------------------------------------------

                               SEMI-ANNUAL REPORT
                                  June 30, 2001


[GRAPHIC OF GLOBE AND EAGLE]

                                                      S&P 500 INDEX MILEAGE FUND




                           Managed by AMR Investments

                                 [AA EAGLE]

About AMR Investments
--------------------------------

AMR Investments is an
experienced provider of
investment advisory services to
institutional and retail
markets. We act as manager of
the American AAdvantage Funds, a
family of diversified mutual
funds, and offer customized
fixed income portfolio
management services.
Our clients include defined
benefit plans, defined
contribution plans, foundations,
endowments, corporations, and
other institutional investors.
AMR Investments is a wholly
owned subsidiary of AMR
Corporation, the parent company
of American Airlines, Inc.
Incorporated in 1986, we are
directly responsible for the
investment management and
oversight of AMR Corporation's
defined benefit and defined
contribution plans, as well as

its fixed income investments.

                                                Contents
                                                ------------------------------------------------
                                                President's Message.........................   1
                                                Performance Overview........................   2
                                                American AAdvantage
                                                S&P 500 Index Mileage Fund
                                                   Statement of Assets and Liabilities......   3
                                                   Statement of Operations..................   4
                                                   Statement of Changes in Net Assets.......   5
                                                   Notes to Financial Statements............   6
                                                   Financial Highlights.....................   9
                                                State Street Equity 500 Index Portfolio
                                                   Portfolio of Investments.................  10
                                                   Statement of Assets and Liabilities......  16
                                                   Statement of Operations..................  17
                                                   Statement of Changes in Net Assets.......  18
                                                   Notes to Financial Statements............  19
                                                   Financial Highlights.....................  22

American AAdvantage Mileage Funds                                  June 30, 2001

                                                              BILL QUINN PICTURE

FELLOW SHAREHOLDER:
We are pleased to present you with the Semi-Annual Report for the American AAdvantage S&P 500 Index Mileage Fund. This report includes a review of the market as well as a complete financial summary of the Fund's operations and a list of holdings.

     It is important to realize that the goal of an index fund is to replicate the performance of the specified index as closely as possible before the deduction of fund expenses. The fund manager does not manage the portfolio according to a specific outlook or forecast for the market or the overall economy.

     Performance returns were within expectations during the Fund's semi-annual period. The S&P 500 Index Mileage Fund's total return for the period was -6.96%, compared to the return of -6.86% for the Lipper S&P 500 Index.

     Looking ahead on the domestic front, an increase in consumer spending power could be a critical factor in keeping the U.S. out of a recession during the second half of the year. Thanks to government initiatives, many taxpayers have begun to receive a total of $38 billion in tax rebate checks. This tax relief and lower interest rates, resulting from the Federal Reserve's aggressive reduction of 3.00% in short-term interest rates, will need to offset reduced business spending and consumer reluctance to spend as a result of large corporate layoffs. This uncertainty will likely keep the U.S. markets in a limited trading range.

     As always, we thank you for your investment in the American AAdvantage S&P 500 Index Mileage Fund.

                                            Sincerely,

                                            /s/ WILLIAM F. QUINN
                                            William F. Quinn
                                            President
                                            American AAdvantage Mileage Funds

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE S&P 500 INDEX MILEAGE FUND
--------------------------------------------------------------------------------

     The past six-month period was a difficult one for some U.S. equity markets, as it was an environment of slowing business activity and lower corporate earnings. The year started with free-fall in the first quarter, but fortunately, reversed direction during the second quarter. The market rotation was not enough to make up for first quarter losses, although the equity markets were finally on the rise in anticipation of an economic recovery later in the year. Central bank easings around the globe, led by the U.S., along with tax cuts and rebates, were expected to turn corporate earnings and investor sentiment around. By the end of the six month period, the Federal Reserve Bank had lowered the Fed Funds rate six times (by 1.25% in the second quarter alone) to levels not seen since April 1994. These rate cuts seemed to slightly boost the economy, producing positive returns for the major domestic indices. Large cap stocks continued to underperform the mid and small cap issues, as indicated by the Russell 2000 Index, which was up 6.9% compared to the S&P 500 Index return of -6.7% for the period.

     The American AAdvantage S&P 500 Index Mileage Fund returned -6.96% for the six months ended June 30, 2001, as compared to its benchmark, the Lipper S&P 500 Index, which returned -6.86%. During the first quarter of 2001, all of the sectors in the S&P 500 experienced negative returns. In contrast, 7 out of 10 sectors were positive during the second quarter. As growth stocks made a comeback, so did the information technology sector.

     The Fund continues to seek its objective of closely replicating, before expenses, the return of its benchmark, the S&P 500 Index.

TOP TEN HOLDINGS AS OF JUNE 30, 2001

General Electric Co.                                    4.4%
Microsoft Corp.                                         3.6%
Exxon Mobil Corp.                                       2.7%
Citigroup, Inc.                                         2.4%
Pfizer, Inc.                                            2.3%
AOL Time Warner, Inc.                                   2.1%
Wal-Mart Stores, Inc.                                   2.0%
American Int'l Group, Inc.                              1.8%
Intel Corp.                                             1.8%
IBM                                                     1.8%

SECTOR WEIGHTINGS AS OF JUNE 30, 2001

                                                       FUND
                                                       ----
Information Technology                                 18.4%
Financials                                             17.9%
Consumer Discretionary                                 13.3%
Health Care                                            12.9%
Industrials                                            11.4%
Consumer Staples                                        7.6%
Energy                                                  6.9%
Telecommunication Services                              5.6%
Utilities                                               3.5%
Materials                                               2.5%

AMERICAN AADVANTAGE S&P 500 INDEX MILEAGE FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

(in thousands, except share and per share amounts)
ASSETS:
    Investment in the State Street Equity 500 Index
     Portfolio, at value....................................           $  4,488
    Receivable for expense reimbursement (Note 2)...........                  7
                                                                       --------
        TOTAL ASSETS........................................              4,495
                                                                       --------
LIABILITIES:
    Dividends payable.......................................                  1
    Administrative service fees payable (Note 2)............                  1
    Other liabilities.......................................                 25
                                                                       --------
        TOTAL LIABILITIES...................................                 27
                                                                       --------
NET ASSETS..................................................           $  4,468
                                                                       ========

ANALYSIS OF NET ASSETS:
    Paid-in capital.........................................           $  4,645
    Undistributed net investment income.....................                  9
    Accumulated net realized loss...........................               (642)
    Unrealized net appreciation of investments and futures
     contracts..............................................                456
                                                                       --------
NET ASSETS..................................................           $  4,468
                                                                       ========

SHARES OUTSTANDING (no par value)...........................            381,652
                                                                       ========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....           $  11.71
                                                                       ========

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE S&P 500 INDEX MILEAGE FUND
STATEMENT OF OPERATIONS
Six months ended June 30, 2001 (unaudited)
--------------------------------------------------------------------------------
(in thousands)

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
    Income allocated from the State Street Equity 500 Index
     Portfolio..............................................  $  31
                                                              -----
        TOTAL INVESTMENT INCOME ALLOCATED FROM PORTFOLIO....     31
                                                              -----

FUND EXPENSES:
    Administrative service fees (Note 2)....................      7
    Transfer agency fees....................................      2
    Professional fees.......................................      3
    Registration fees.......................................     11
    Distribution fees.......................................      6
    Other expenses..........................................      2
                                                              -----
        TOTAL FUND EXPENSES.................................     31
        Less reimbursement of fund expenses (Note 2)........    (18)
                                                              -----
        NET FUND EXPENSES...................................     13
                                                              -----
NET INVESTMENT INCOME.......................................     18
                                                              -----

REALIZED AND UNREALIZED LOSS ALLOCATED FROM PORTFOLIO:
    Net realized loss from investment transactions..........    (37)
    Net realized loss from futures transactions.............     (8)
    Change in net unrealized depreciation of investments and
     futures contracts......................................   (340)
                                                              -----
        NET LOSS ON INVESTMENTS.............................   (385)
                                                              -----
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $(367)
                                                              =====

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE S&P 500 INDEX MILEAGE FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(in thousands)

                                                              SIX MONTHS
                                                                 ENDED       YEAR ENDED
                                                               JUNE 30,     DECEMBER 31,
                                                              -----------   ------------
                                                                 2001           2000
                                                              -----------   ------------
                                                              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income...................................   $      18     $      38
    Net realized gain (loss) on investments and futures
     transactions...........................................         (45)          (98)
    Change in net unrealized appreciation or depreciation of
     investments and futures contracts......................        (340)         (323)
                                                               ---------     ---------
        NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
        OPERATIONS..........................................        (367)         (383)
                                                               ---------     ---------
DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income...................................          (9)          (39)
                                                               ---------     ---------
        DISTRIBUTIONS TO SHAREHOLDERS.......................          (9)          (39)
                                                               ---------     ---------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of shares...........................       1,634         6,905
    Reinvestment of dividends and distributions.............           9            35
    Cost of shares redeemed.................................      (1,652)       (6,350)
                                                               ---------     ---------
        NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
        SHARE TRANSACTIONS..................................          (9)          590
                                                               ---------     ---------
NET INCREASE (DECREASE) IN NET ASSETS.......................        (385)          168
NET ASSETS:
    Beginning of period.....................................       4,853         4,685
                                                               ---------     ---------
    END OF PERIOD*..........................................   $   4,468     $   4,853
                                                               =========     =========
    *Includes undistributed net investment income (loss)
     of.....................................................   $       9     $      --
                                                               =========     =========

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE S&P INDEX MILEAGE FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------
1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American AAdvantage Mileage Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no load, open-end management investment company. The American AAdvantage S&P 500 Index Mileage Fund (the "Fund") is one of the ten funds offered under the Trust and commenced active operations on March 2, 1998. Information in these financial statements pertains only to the Fund.

     The Fund invests all of its investable assets in the State Street Equity 500 Index Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At June 30, 2001, the Fund's investment was 0.15% of the Portfolio.

     Prior to March 1, 2000, the Fund invested all of its investable assets in the BT Equity 500 Index Portfolio (the "BT Portfolio"). On March 1, 2000, the Fund withdrew its interest in the BT Portfolio. The Fund received a distribution of cash and securities from the BT Portfolio with a market value equal to the Fund's investment in the BT Portfolio at the close of business on February 29, 2000, which totaled approximately $4,722,000. The Fund immediately contributed those securities to the State Street Equity 500 Index Portfolio, which commenced operations on March 1, 2000.

     The State Street Equity 500 Index Portfolio and the BT Portfolio have identical investment objectives and fundamental policies. State Street Bank and Trust Company receives an annualized advisory fee of 0.045% of the Portfolio's average daily net assets. Bankers Trust Company received an annualized advisory fee of 0.075% of the BT Portfolio's average daily net assets.

     These financial statements relate to the Fund. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

     The following is a summary of the significant accounting policies followed by the funds.

  Valuation of Investments

     Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

  Investment Income

     The Fund records its share of net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio each day. All net investment income and realized and unrealized gains (losses) of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

  Dividends

     Dividends from net investment income of the Fund normally will be declared and paid quarterly. Distributions of net realized capital gains earned by the Fund, if any, will be paid
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE S&P INDEX MILEAGE FUND
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

annually. Dividends are determined in accordance with income tax principles which may treat certain transactions differently than generally accepted accounting principles.

  Federal Income and Excise Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required. The Fund has a capital loss carryforward of $510,867 which expires in years 2006-2008.

  Deferred Organization Expenses

     Expenses incurred by the Fund in connection with its organization are being amortized on a straight-line basis over a five-year period.

  Expenses

     Expenses directly attributable to the Fund are charged to the Fund's operations. Expenses incurred by the Trust with respect to any two of more of the Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund bears equally those expenses that are allocated to the Fund as a whole.

  Valuation of Shares

     The price per share is calculated on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. Net asset value per share is computed by dividing the value of the Fund's total assets (which includes the value of the Fund's investment in the Portfolio), less liabilities, by the number of Fund shares outstanding.

  Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

2.   FEES AND TRANSACTIONS WITH AFFILIATES

  Administrative Services Agreement

     The Manager and the Trust entered into an Administrative Services Agreement that obligates the Manager to provide or oversee administrative and management services to the Fund. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of
 .30% of the Fund's average daily net assets. The Manager has contractually agreed to waive distribution fees and to reimburse the Fund for other expenses through June 30, 2001 to the extent that total annual fund operating expenses exceed 0.55% of average daily net assets.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE S&P INDEX MILEAGE FUND
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

  Distribution Plan

     The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the plan, as compensation for distribution assistance, the Manager receives an annual fee of .25% of the average daily net assets. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance. During the period ended June 30, 2001, the Manager waived distribution fees totaling $6,103.

  Other

     Certain officers or trustees of the Trust are also officers of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided unlimited air transportation on American. However, the Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. For the six months ended June 30, 2001, the cost of air transportation for the trustees was not material to any of the Funds. One trustee, as a retiree of American, already receives flight benefits. This trustee receives an annual retainer of $20,000 plus $1,250 for each Board meeting attended.

  Reimbursement of Expenses

     For the period ended June 30, 2001, the Manager reimbursed expenses totaling $12,327 to the Fund.

3.   CAPITAL SHARE TRANSACTIONS

     The tables below summarize the activity in capital shares of the Fund.

                                      FOR THE PERIOD ENDED     FOR THE PERIOD ENDED
                                         JUNE 30, 2001          DECEMBER 31, 2000
                                     ----------------------   ----------------------
                                      SHARES      AMOUNT       SHARES      AMOUNT
                                     --------   -----------   --------   -----------
Shares sold........................   138,753   $ 1,633,930    519,859   $ 6,905,093
Reinvestment of dividends..........       788         8,616      2,557        34,639
Shares redeemed....................  (142,727)   (1,651,989)  (470,970)   (6,349,890)
                                     --------   -----------   --------   -----------
Net increase (decrease) in capital
  shares outstanding...............    (3,186)  $    (9,443)    51,446   $   589,842
                                     ========   ===========   ========   ===========

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE S&P 500 INDEX MILEAGE FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                           SIX MONTHS
                                              ENDED                YEAR ENDED            MARCH 2, TO
                                            JUNE 30,              DECEMBER 31,           DECEMBER 31,
                                          -------------   ----------------------------   ------------
                                              2001           2000(A)          1999           1998
                                          -------------   -------------   ------------   ------------
                                           (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD....     $12.61          $14.05          $11.78         $10.00
                                             ------          ------          ------         ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.................       0.05            0.10            0.11           0.10
  Net realized and unrealized gain
    (loss) on investments and futures
    transactions........................      (0.93)          (1.44)           2.27           1.78
                                             ------          ------          ------         ------
Total from investment operations........      (0.88)          (1.34)           2.38           1.88
                                             ------          ------          ------         ------
LESS DISTRIBUTIONS:
  Dividends from net investment
    income..............................      (0.02)          (0.10)          (0.11)         (0.10)
                                             ------          ------          ------         ------
Total distributions.....................      (0.02)          (0.10)          (0.11)         (0.10)
                                             ------          ------          ------         ------
NET ASSET VALUE, END OF PERIOD..........     $11.71          $12.61          $14.05         $11.78
                                             ======          ======          ======         ======
TOTAL RETURN............................     (6.96%)(C)      (9.60%)         20.31%         18.92%(C)
RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in
    thousands)..........................     $4,468          $4,853          $4,685         $2,551
  Ratios to average net assets
    (annualized):
    Net investment income...............      0.75%           0.71%           0.87%          1.00%
    Expenses, including expenses of the
      master portfolio, after
      waivers(B)........................      0.56%           0.55%           0.55%          0.55%
    Expenses, including expenses of the
      master portfolio, before
      waivers(B)........................      1.31%           1.25%           1.72%          3.36%
    Decrease reflected in above expense
      ratio due to absorption of
      expenses by State Street Bank, BT
      Alex Brown, and AMR Investment
      Services, Inc.....................      0.75%           0.70%           1.17%          2.81%

---------------

(A) On March 1, 2000, the Fund invested all of its investable assets in the State Street Bank Equity 500 Portfolio. Prior to March 1, 2000, the Fund invested all of its investable assets in the BT Equity 500 Portfolio.

(B) Includes expenses of the BT Equity 500 Index Portfolio for the period January 1, 2000 to February 29, 2000 and the expenses of the State Street Bank Equity 500 Index Portfolio from March 1, 2000 to December 31, 2000.

(C)   Not annualized.

                             See accompanying notes
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
COMMON STOCKS - 97.1%
AEROSPACE - 1.2%
Boeing Co......................    230,736   $   12,829
General Dynamics Corp..........     52,899        4,116
Lockheed Martin Corp...........    114,298        4,235
Northrop Grumman Corp..........     22,604        1,811
Raytheon Co. (a)...............     90,491        2,402
United Technologies Corp.......    124,532        9,123
                                             ----------
                                                 34,516
                                             ----------
BASIC INDUSTRIES - 3.0%
Air Products & Chemicals,
  Inc..........................     60,844        2,784
Alcan Aluminum, Ltd............     84,346        3,544
Alcoa, Inc.....................    228,284        8,994
Allegheny Technologies, Inc....     19,943          361
B.F. Goodrich Co...............     27,310        1,037
Barrick Gold Corp..............    105,068        1,592
Bemis Co., Inc.................     13,416          539
Boise Cascade Corp.............     16,019          563
Dow Chemical Co................    237,873        7,909
du Pont (E.I.) de Nemours &
  Co...........................    275,764       13,303
Eastman Chemical Co............     20,412          972
Engelhard Corp.................     34,309          885
FMC Corp. (a)..................      8,503          583
Freeport-McMoRan Copper & Gold,
  Inc. Class B (a).............     38,086          421
Great Lakes Chemical Corp......     12,250          378
Hercules, Inc..................     28,630          323
Homestake Mining Co............     69,677          540
Illinois Tool Works, Inc.......     80,199        5,077
Inco, Ltd. (a).................     48,253          833
International Paper Co.........    127,761        4,561
Kimberly-Clark Corp............    140,801        7,871
Mead Corp......................     26,266          713
Minnesota Mining &
  Manufacturing Co.............    104,707       11,947
Newmont Mining Corp............     51,047          950
Nucor Corp.....................     20,023          979
Phelps Dodge Corp..............     20,848          865
Placer Dome, Inc...............     86,667          849
Potlatch Corp..................      7,512          258
PPG Industries, Inc............     45,186        2,375
Praxair, Inc...................     42,078        1,978
Rohm & Haas Co.................     58,223        1,916
Sealed Air Corp. (a)...........     23,073          859
Sigma Aldrich Corp.............     20,052          774
Temple-Inland, Inc.............     13,682          729
USX-U.S. Steel Group...........     23,957          483
Westvaco Corp..................     26,741          650
Willamette Industries, Inc.....     28,178        1,395
Worthington Industries, Inc....     22,696          309
                                             ----------
                                                 91,099
                                             ----------
CAPITAL GOODS - 6.4%
Allied Waste Industries, Inc.
  (a)..........................     52,376          978
Ball Corp......................      7,290          347
Boston Scientific Corp. (a)....    107,544        1,828
Caterpillar, Inc...............     91,271        4,568

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Cooper Industries, Inc.........     24,763   $      980
Crane Co.......................     15,274          474
Cummins Engine Co., Inc........     10,244          397
Deere & Co.....................     62,048        2,349
Dover Corp.....................     53,883        2,029
Emerson Electric Co............    113,884        6,890
General Electric Co............  2,627,215      128,077
Grainger W.W., Inc.............     25,739        1,059
HCA-Healthcare Corp............    142,159        6,424
Ingersoll-Rand Co..............     42,558        1,753
ITT Industries, Inc............     23,287        1,031
Johnson Controls, Inc..........     22,935        1,662
Millipore Corp.................     11,893          737
National Service Industries,
  Inc..........................     10,852          245
Pall Corp......................     33,929          798
Parker-Hannifin Corp...........     30,909        1,312
Timken Co......................     15,097          256
TRW, Inc.......................     33,033        1,354
Tyco International, Ltd........    512,261       27,918
                                             ----------
                                                193,466
                                             ----------
CONSUMER BASICS - 18.6%
Abbott Laboratories............    409,680       19,669
Aetna, Inc. (a)................     37,648          974
Albertson's, Inc...............    107,106        3,212
Allergan, Inc..................     34,898        2,984
American Home Products Corp....    347,675       20,318
Amgen, Inc. (a)................    275,904       16,585
Archer-Daniels-Midland Co......    168,217        2,187
Bard (C.R.), Inc...............     13,422          764
Bausch & Lomb, Inc.............     13,450          487
Baxter International, Inc......    156,162        7,652
Becton, Dickinson & Co.........     68,096        2,437
Biogen, Inc. (a)...............     39,297        2,134
Biomet, Inc....................     47,365        2,276
Black & Decker Corp............     20,599          813
Bristol-Myers Squibb Co........    514,071       26,886
Campbell Soup Co...............    107,981        2,781
Cardinal Health, Inc...........    117,871        8,133
Chiron Corp. (a)...............     50,844        2,593
Clorox Co......................     62,918        2,130
Coca-Cola Co...................    657,859       29,604
Coca-Cola Enterprises, Inc.....    109,518        1,791
Colgate-Palmolive Co...........    148,349        8,751
ConAgra, Inc...................    142,474        2,822
Corning, Inc...................    244,115        4,079
Costco Wholesale Corp. (a).....    118,961        4,883
CVS Corp.......................    104,028        4,016
Forest Laboratories, Inc.
  (a)..........................     46,729        3,318
General Mills, Inc.............     75,409        3,301
Gillette Co....................    279,603        8,106
H.J. Heinz Co..................     92,254        3,772
HEALTHSOUTH Corp. (a)..........    102,550        1,638
Hershey Foods Corp.............     36,143        2,230
Humana, Inc. (a)...............     45,722          450
Johnson & Johnson..............    800,539       40,027
Kellogg Co.....................    107,622        3,121

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- CONTINUED
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
King Pharmaceuticals, Inc.
  (a)..........................     44,816   $    2,409
Kroger Co. (a).................    214,383        5,360
Lilly (Eli) & Co...............    297,226       21,995
Manor Care, Inc. (a)...........     26,240          833
McKesson HBOC, Inc.............     75,616        2,807
MedImmune, Inc. (a)............     56,387        2,660
Medtronic, Inc.................    319,640       14,707
Merck & Co., Inc...............    606,482       38,760
Pactiv Corp.(a)................     40,249          539
Pepsi Bottling Group, Inc......     38,400        1,540
PepsiCo, Inc...................    385,550       17,041
Pfizer, Inc....................  1,669,688       66,871
Pharmacia & Upjohn, Inc........    344,433       15,827
Philip Morris Cos., Inc........    581,775       29,525
Procter & Gamble Co............    342,511       21,852
Quaker Oats Co.................     34,903        3,185
Ralston-Purina Group...........     82,152        2,466
Safeway, Inc. (a)..............    133,016        6,385
Sara Lee Corp..................    209,480        3,968
Schering-Plough Corp...........    386,915       14,022
Snap-On Tools Corp.............     14,590          353
St. Jude Medical, Inc. (a).....     22,819        1,369
Stanley Works..................     22,813          955
Stryker Corp...................     51,905        2,847
SYSCO Corp.....................    177,890        4,830
Tenet Healthcare Corp..........     85,190        4,395
Tupperware Corp................     15,202          356
Unilever NV ADR................    151,710        9,037
UnitedHealth Group, Inc........     83,854        5,178
UST Corp.......................     43,245        1,248
Watson Pharmaceuticals, Inc.
  (a)..........................     27,288        1,682
Wellpoint Health Networks, Inc.
  (a)..........................     16,589        1,563
Winn-Dixie Stores, Inc.........     37,255          973
Wrigley Wm., Jr. Co............     59,917        2,807
                                             ----------
                                                557,269
                                             ----------
CONSUMER DURABLES - 1.6%
AutoZone, Inc. (a).............     30,250        1,134
Avery Dennison Corp............     29,305        1,496
Best Buy Co. (a)...............     55,144        3,503
Cooper Tire & Rubber Co........     19,238          273
Dana Corp......................     39,310          917
Danaher Corp...................     37,618        2,107
Delphi Automotive Systems
  Corp.........................    148,595        2,367
Eaton Corp.....................     18,393        1,289
Ford Motor Co..................    483,934       11,881
General Motors Corp............    145,564        9,367
Genuine Parts Co...............     45,290        1,427
Goodyear Tire & Rubber Co......     42,183        1,181
Harley-Davidson, Inc...........     80,402        3,785
Leggett & Platt, Inc...........     52,054        1,147
Maytag Corp....................     20,341          595
PACCAR, Inc....................     20,303        1,039

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Pitney Bowes, Inc..............     65,234   $    2,748
Visteon Corp...................     34,714          638
Whirlpool Corp.................     17,667        1,104
                                             ----------
                                                 47,998
                                             ----------
CONSUMER NON-DURABLES - 6.2%
Adolph Coors Co. Class B.......      9,671          485
Alberto Culver Co. Class B.....     15,000          631
Anheuser-Busch Cos., Inc.......    237,352        9,779
Avon Products, Inc.............     62,681        2,901
Bed Bath & Beyond, Inc. (a)....     75,807        2,274
Big Lots, Inc. (a).............     30,159          413
Brown-Forman Distillers, Inc.
  Class B......................     18,183        1,163
Brunswick Corp.................     21,841          525
Circuit City Stores, Inc.......     54,654          984
Dillard's, Inc. Class A........     23,374          357
Dollar General Corp............     87,414        1,705
Eastman Kodak Co...............     76,755        3,583
Federated Department Stores,
  Inc. (a).....................     52,722        2,241
Fortune Brands, Inc............     41,069        1,575
Gap, Inc.......................    225,542        6,541
Hasbro, Inc....................     47,957          693
Home Depot, Inc................    617,173       28,729
International Flavors &
  Fragrances, Inc..............     25,911          651
JC Penney & Co., Inc...........     69,648        1,836
Kmart Corp. (a)................    129,026        1,480
Kohl's Corp. (a)...............     88,004        5,520
Limited, Inc...................    113,496        1,875
Liz Claiborne, Inc.............     13,503          681
Lowe's Cos., Inc...............    101,641        7,374
Mattel, Inc....................    113,317        2,144
May Department Stores Co.......     79,010        2,707
Newell Rubbermaid, Inc.........     71,113        1,785
NIKE, Inc. Class B.............     71,717        3,011
Nordstrom, Inc.................     35,544          659
Office Depot, Inc. (a).........     82,803          859
Radioshack Corp................     49,313        1,504
Reebok International, Ltd.
  (a)..........................     14,745          471
Sears Roebuck & Co.............     86,881        3,676
Staples, Inc. (a)..............    120,196        1,922
Starbucks Corp. (a)............    100,566        2,232
SuperValu, Inc.................     33,383          586
Target Corp....................    237,809        8,228
Tiffany & Co...................     38,724        1,403
TJX Cos., Inc..................     73,973        2,357
Toys "(LOGO)" Us, Inc. (a).....     52,360        1,296
V.F. Corp......................     30,526        1,110
Wal-Mart Stores, Inc...........  1,182,473       57,705
Walgreen Co....................    269,184        9,193
                                             ----------
                                                186,844
                                             ----------
CONSUMER SERVICES - 1.7%
AMR Corp.......................     40,163        1,451
Carnival Corp..................    155,156        4,763
Convergys Corp. (a)............     45,750        1,384
Darden Restaurants, Inc........     31,848          889

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- CONTINUED
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Delta Air Lines, Inc...........     32,677   $    1,440
Harrah's Entertainment, Inc.
  (a)..........................     30,943        1,092
Hilton Hotels Corp.............     97,804        1,135
Marriot International, Inc.
  Class A......................     63,380        3,000
McDonald's Corp................    342,064        9,256
Sabre Holdings Corp. Class A...     34,968        1,748
Sapient Corp. (a)..............     33,034          323
Southwest Airlines Co..........    201,435        3,725
Starwood Hotels & Resorts
  Worldwide, Inc. Class B......     51,216        1,909
Tricon Global Restaurants,
  Inc..........................     38,837        1,705
USAirways Group, Inc. (a)......     17,812          433
Walt Disney Co.................    552,757       15,969
Wendy's International, Inc.....     30,126          770
                                             ----------
                                                 50,992
                                             ----------
ELECTRICAL EQUIPMENT - 0.6%
American Power Conversion Corp.
  (a)..........................     53,918          839
Molex, Inc.....................     51,696        1,888
Power-One, Inc. (a)............     19,671          325
Tektronix, Inc.................     23,737          645
Texas Instruments, Inc.........    459,155       14,463
Thomas & Betts Corp............     15,352          339
                                             ----------
                                                 18,499
                                             ----------
ELECTRONICS - 2.0%
Agilent Technologies, Inc.
  (a)..........................    121,171        3,938
Altera Corp. (a)...............    102,258        2,945
Analog Devices, Inc. (a).......     95,522        4,131
Applied Micro Circuits Corp.
  (a)..........................     79,252        1,363
Broadcom Corp. (a).............     64,814        2,735
Conexant Systems, Inc. (a).....     64,545          574
JDS Uniphase Corp. (a).........    346,705        4,348
KLA Tencor Corp. (a)...........     48,997        2,857
Lexmark International Group,
  Inc. Class A (a).............     33,879        2,278
Linear Technology Corp.........     84,035        3,716
Maxim Integrated Products, Inc.
  (a)..........................     85,802        3,793
Novellus Systems, Inc. (a).....     37,347        2,121
QLogic Corp. (a)...............     24,454        1,587
QUALCOMM, Inc. (a).............    200,251       11,711
Sanmina Corp. (a)..............     81,236        1,902
Solectron Corp. (a)............    171,363        3,136
Teradyne, Inc. (a).............     46,275        1,532
Vitesse Semiconductor Corp.
  (a)..........................     48,518        1,021
Xilinx, Inc. (a)...............     87,615        3,556
                                             ----------
                                                 59,244
                                             ----------
ENERGY - 7.1%
Amerada Hess Corp..............     23,558        1,903
Anadarko Petroleum Corp........     65,991        3,565
Apache Corp....................     32,814        1,665
Ashland, Inc...................     19,268          773
Baker Hughes, Inc..............     88,120        2,952

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Burlington Resources, Inc......     55,954   $    2,235
Calpine Corp. (a)..............     79,154        2,992
Chevron Corp...................    169,659       15,354
Conoco, Inc. Class B...........    165,455        4,782
Constellation Energy Group.....     43,161        1,839
Devon Energy Corp..............     34,115        1,791
El Paso Corp...................    134,678        7,076
EOG Resources, Inc.............     30,501        1,084
Exxon Mobil Corp...............    912,453       79,703
Halliburton Co.................    113,459        4,039
Kerr-McGee Corp................     24,719        1,638
Kinder Morgan, Inc.............     30,363        1,526
McDermott International,
  Inc..........................     16,085          187
Mirant Corp. (a)...............     89,862        3,091
Nabors Industries, Inc. (a)....     38,968        1,450
Noble Drilling Corp. (a).......     35,603        1,166
Occidental Petroleum Corp......     98,014        2,606
ONEOK, Inc.....................     15,514          306
Phillips Petroleum Co..........     67,789        3,864
Progress Energy, Inc...........     54,539        2,450
Rowan Cos., Inc. (a)...........     24,051          532
Royal Dutch Petroleum Co. ADR..    567,122       33,046
Schlumberger, Ltd..............    152,019        8,004
Sempra Energy..................     54,253        1,483
Sunoco, Inc....................     22,319          818
Texaco, Inc....................    145,747        9,707
Tosco Corp.....................     38,382        1,691
Transocean Sedco Forex, Inc....     84,126        3,470
Unocal Corp....................     64,512        2,203
USX-Marathon Group.............     82,405        2,432
                                             ----------
                                                213,423
                                             ----------
FINANCE - 17.9%
AFLAC, Inc.....................    139,039        4,378
Allstate Corp..................    191,611        8,429
Ambac Financial Group, Inc.....     28,001        1,630
American Express Co............    349,958       13,578
American General Corp..........    131,972        6,130
American International Group,
  Inc..........................    616,525       53,021
AmSouth Bancorp................     99,646        1,842
AON Corp.......................     67,974        2,379
Bank of America Corp...........    423,998       25,453
Bank of New York Co., Inc......    194,586        9,340
Bank One Corp..................    309,060       11,064
BB&T Corp......................    106,615        3,913
Bear Stearns Cos., Inc.........     28,371        1,673
Capital One Financial Corp.....     55,124        3,307
Charter One Financial, Inc.....     55,193        1,761
Chubb Corp.....................     46,390        3,592
CIGNA Corp.....................     39,588        3,793
Cincinnati Financial Corp......     42,673        1,687
Citigroup, Inc.................  1,329,955       70,275
Comerica, Inc..................     46,735        2,692
Concord EFS, Inc. (a)..........     57,319        2,981
Conseco, Inc...................     86,312        1,178

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- CONTINUED
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Countrywide Credit Industries,
  Inc..........................     30,863   $    1,416
Equifax, Inc...................     37,629        1,380
Fannie Mae.....................    264,567       22,528
Federal Home Loan Mortgage
  Corp.........................    183,190       12,823
Fifth Third Bancorp............     51,933        9,124
First Union Corp...............    260,008        9,085
Fiserv, Inc. (a)...............     32,969        2,109
FleetBoston Financial Corp.....    286,431       11,300
Franklin Resources, Inc........     69,627        3,187
Golden West Financial Corp.....     42,026        2,700
Hartford Financial Services
  Group, Inc...................     62,739        4,291
Household International
  Corp.........................    122,668        8,182
Huntington Bancshares, Inc.....     66,582        1,079
J.P. Morgan Chase & Co.........    525,039       23,417
Jefferson-Pilot Corp...........     41,015        1,982
John Hancock Financial
  Services, Inc................     81,100        3,265
KeyCorp........................    112,188        2,922
Lehman Brothers Holdings,
  Inc..........................     65,171        5,067
Lincoln National Corp..........     49,653        2,570
Loews Corp.....................     52,132        3,359
Marsh & McLennan Cos., Inc.....     73,019        7,375
MBIA, Inc......................     39,182        2,182
MBNA Corp......................    226,132        7,451
Mellon Financial Corp..........    126,255        5,808
Merrill Lynch & Co., Inc.......    221,945       13,150
MetLife, Inc...................    198,306        6,143
MGIC Investment Corp...........     28,323        2,057
Moody's Corp...................     41,658        1,396
Morgan Stanley Dean Witter &
  Co...........................    294,350       18,906
National City Corp.............    158,876        4,890
Northern Trust Corp............     58,889        3,681
Paychex, Inc...................     98,717        3,948
PNC Bank Corp..................     76,844        5,056
Progressive Corp...............     19,466        2,632
Providian Financial Corp.......     75,873        4,492
Regions Financial Corp.........     60,167        1,925
SAFECO Corp....................     33,867          961
Schwab (Charles) Corp..........    367,274        5,619
SouthTrust Corp................     88,982        2,314
St. Paul Cos., Inc.............     56,686        2,873
State Street Corp..............     85,870        4,250
Stilwell Financial, Inc........     58,939        1,978
SunTrust Banks, Inc............     77,187        5,000
Synovus Financial Corp.........     76,294        2,394
T. Rowe Price Group, Inc.......     33,161        1,257
Torchmark Corp.................     33,508        1,347
U.S. Bancorp...................    504,014       11,486
Union Planters Corp............     36,459        1,590
UnumProvident Corp.............     63,919        2,053
USA Education, Inc.............     43,589        3,182
Wachovia Corp..................     55,606        3,956

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Washington Mutual, Inc.........    231,663   $    8,699
Wells Fargo Co.................    453,908       21,075
Zions Bancorp..................     24,300        1,434
                                             ----------
                                                538,442
                                             ----------
GENERAL BUSINESS - 2.8%
American Greetings Corp. Class
  A............................     16,856          185
Automatic Data Processing,
  Inc..........................    165,120        8,206
Cendant Corp...................    225,310        4,393
Cintas Corp....................     44,360        2,052
Clear Channel Communications,
  Inc. (a).....................    155,405        9,744
Comcast Corp. Special Class A
  (a)..........................    249,916       10,796
Computer Sciences Corp. (a)....     44,742        1,548
Deluxe Corp....................     18,444          533
Dow Jones & Co., Inc...........     23,210        1,386
Ecolab, Inc....................     33,751        1,383
First Data Corp................    103,659        6,660
Fluor Corp.....................     20,296          916
Gannett Co., Inc...............     69,980        4,612
H&R Block, Inc.................     24,644        1,591
Harcourt General, Inc..........     20,949        1,219
IMS Health, Inc................     77,637        2,213
Interpublic Group Cos., Inc.
  8............................      1,639        2,396
KB HOME........................     11,763          355
Knight-Ridder, Inc.............     18,881        1,120
McGraw-Hill, Inc...............     51,849        3,430
Meredith Corp..................     12,640          453
New York Times Co. Class A.....     43,016        1,807
Omnicom Group, Inc.............     48,959        4,210
Quintiles Transnational Corp.
  (a)..........................     32,102          817
R.R. Donnelley & Sons Co.......     31,013          921
Robert Half International, Inc.
  (a)..........................     47,135        1,173
TMP Worldwide, Inc. (a)........     28,300        1,698
Tribune Co.....................     78,947        3,159
Waste Management, Inc..........    164,992        5,085
                                             ----------
                                                 84,061
                                             ----------
SHELTER - 0.4%
Centex Corp....................     15,202          620
Georgia-Pacific Group..........     59,955        2,030
Louisiana Pacific Corp.........     30,291          355
Masco Corp.....................    117,836        2,941
Pulte Corp.....................     10,034          428
Sherwin-Williams Co............     42,251          938
Vulcan Materials Co............     26,817        1,441
Weyerhaeuser Co................     56,873        3,126
                                             ----------
                                                 11,879
                                             ----------
TECHNOLOGY - 14.8%
Adobe Systems, Inc.............     63,913        3,028
Advanced Micro Devices, Inc.
  (a)..........................     90,598        2,616
Apple Computer, Inc. (a).......     91,892        2,137

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- CONTINUED
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Applera Corp. -- Applied
  Biosystems Group.............     55,973   $    1,497
Applied Materials, Inc. (a)....    215,051       10,645
Autodesk, Inc..................     14,222          530
BMC Software, Inc. (a).........     63,652        1,435
BroadVision, Inc. (a)..........     70,152          347
Cabletron Systems, Inc. (a)....     48,982        1,119
Cisco Systems, Inc. (a)........  1,935,781       35,193
Citrix Systems, Inc. (a).......     49,922        1,742
COMPAQ Computer Corp...........    448,329        6,945
Computer Associates
  International, Inc...........    152,921        5,505
Compuware Corp. (a)............     97,662        1,366
Dell Computer Corp. (a)........    687,983       17,991
Electronic Data Systems
  Corp.........................    124,172        7,761
EMC Corp.......................    584,304       16,974
Gateway, Inc. (a)..............     86,047        1,415
Guidant Corp. (a)..............     81,654        2,940
Hewlett-Packard Co.............    513,846       14,696
Honeywell International,
  Inc..........................    213,235        7,461
Intel Corp.....................  1,778,705       51,938
International Business Machines
  Corp.........................    459,522       51,926
Intuit, Inc. (a)...............     54,968        2,198
Jabil Circuit, Inc. (a)........     49,508        1,528
LSI Logic Corp. (a)............     95,124        1,788
Mercury Interactive Corp.
  (a)..........................     21,375        1,271
Micron Technology, Inc. (a)....    157,507        6,474
Microsoft Corp. (a)............  1,422,843      103,868
National Semiconductor Corp.
  (a)..........................     46,214        1,346
NCR Corp. (a)..................     25,427        1,195
Network Appliance, Inc. (a)....     85,148        1,166
Novell, Inc. (a)...............     80,773          460
Oracle Systems Corp. (a).......  1,484,690       28,209
Palm, Inc. (a).................    146,338          888
Parametric Technology Corp.
  (a)..........................     70,574          978
PeopleSoft, Inc. (a)...........     76,774        3,763
PerkinElmer, Inc...............     27,024          744
Rockwell International Corp....     48,357        1,843
Scientific-Atlanta, Inc........     42,799        1,738
Siebel Systems, Inc. (a).......    119,892        5,634
Sun Microsystems, Inc. (a).....    861,388       13,524
Symbol Technologies, Inc.......     58,520        1,299
Tellabs, Inc. (a)..............    108,221        2,098
Textron, Inc...................     37,805        2,081
Thermo Electron Corp. (a)......     47,737        1,051
Unisys Corp. (a)...............     83,704        1,231
VERITAS Software Corp. (a).....    105,126        6,990
Xerox Corp.....................    174,120        1,666
Yahoo!, Inc. (a)...............    148,242        2,962
                                             ----------
                                                445,200
                                             ----------
TELECOMMUNICATIONS - 8.8%
ADC Telecommunications, Inc.
  (a)..........................    206,281        1,351
Andrew Corp. (a)...............     21,828          402

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
AOL Time Warner, Inc. (a)......  1,171,835   $   62,107
AT&T Corp......................    912,613       20,078
Avaya, Inc. (a)................     73,969        1,013
BellSouth Corp.................    495,711       19,962
CenturyTel, Inc................     37,324        1,131
Citizens Communications Co.
  (a)..........................     68,622          826
Comverse Technology, Inc. (a)..     43,719        2,497
Global Crossing, Ltd. (a)......    233,062        2,014
Lucent Technologies, Inc.......    903,428        5,601
Motorola, Inc..................    579,834        9,602
Nextel Communications, Inc.
  Class A (a)..................    202,221        3,543
Nortel Networks Corp. 8........     42,730        7,661
Qwest Communications
  International, Inc...........    439,391       14,003
SBC Communications, Inc........    890,746       35,683
Univision Communications, Inc.
  Class A (a)..................     54,699        2,340
Verizon Communications.........    715,364       38,272
Viacom, Inc. Class B (a).......    470,846       24,366
WorldCom, Inc..................    763,865       10,809
WorldCom, Inc. - MCI Group
  (a)..........................        100            2
                                             ----------
                                                263,263
                                             ----------
TRANSPORTATION - 0.5%
Burlington Northern, Inc.......    104,217        3,144
CSX Corp.......................     56,551        2,049
FedEx Corp. (a)................     78,671        3,163
Navistar International Corp.
  (a)..........................     15,955          449
Norfolk Southern Corp..........    102,286        2,117
Ryder Systems, Inc.............     17,675          346
Union Pacific Corp.............     65,754        3,611
                                             ----------
                                                 14,879
                                             ----------
UTILITIES - 3.5%
AES Corp. (a)..................    141,015        6,071
Allegheny Energy, Inc..........     32,891        1,587
Alltel Corp....................     83,058        5,088
Ameren Corp....................     36,414        1,555
American Electric Power Co.,
  Inc..........................     85,427        3,944
Cinergy Corp...................     42,206        1,475
CMS Energy Corp................     34,737          967
Consolidated Edison, Inc.......     56,311        2,241
Dominion Resources, Inc........     63,523        3,820
DTE Energy Co..................     43,575        2,024
Duke Energy Corp. NPV..........    203,462        7,937
Dynegy, Inc. Class A...........     85,769        3,988
Edison International...........     86,478          964
Enron Corp.....................    197,350        9,670
Entergy Corp...................     58,865        2,260
Exelon Corp....................     84,481        5,417
FirstEnergy Corp...............     59,884        1,926
FPL Group, Inc.................     46,721        2,813
GPU, Inc.......................     32,228        1,133
KeySpan Corp...................     35,778        1,305

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- CONTINUED
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Niagara Mohawk Holdings, Inc.
  (a)..........................     44,398   $      785
NICOR, Inc.....................     11,750          458
NiSource, Inc..................     54,078        1,478
Peoples Energy Corp............      8,596          346
PG&E Corp......................    102,794        1,151
Pinnacle West Capital Corp.....     22,456        1,064
PPL Corp.......................     38,573        2,122
Public Service Enterprise
  Group, Inc...................     54,969        2,688
Reliant Energy, Inc............     79,240        2,552
Southern Co....................    179,432        4,172
Sprint Corp. (Fon Group).......    234,726        5,014
Sprint Corp. (PCS Group) (a)...    247,447        5,976
TXU Corp.......................     67,961        3,275
Williams Cos...................    127,914        4,215
Xcel Energy, Inc...............     90,417        2,572
                                             ----------
                                                104,053
                                             ----------
    TOTAL COMMON STOCKS (COST
      $2,568,209)                             2,915,127
                                             ----------
                                    PAR
                                  AMOUNT
                                 ---------
GOVERNMENT AND AGENCY SECURITIES - 0.3%
United States Treasury Bill
  3.44% due 09/13/01(b)(c).....  $   8,235        8,177
                                             ----------
    TOTAL GOVERNMENT AND AGENCY
      SECURITIES (COST
      $8,177)..................                   8,177
                                             ----------
                                  SHARES
                                 ---------
SHORT TERM INVESTMENTS - 4.1%
AIM Short Term Investment Prime
  Portfolio....................     77,797       77,797
State Street Navigator
  Securities Lending Prime
  Portfolio (d)................     44,214       44,214
Money Market Obligations
  Trust........................          4            4
                                             ----------
    TOTAL SHORT TERM
      INVESTMENTS (COST
      $122,015)................                 122,015
                                             ----------
TOTAL INVESTMENTS - 101.5%
  (COST $2,698,401)............               3,045,319
                                             ----------
OTHER ASSETS AND LIABILITIES
NET - (1.5%)...................                 (44,494)
                                             ----------
NET ASSETS - 100%..............              $3,000,825
                                             ==========

---------------
(a) Non-income producing security.
(b) Held as collateral in connection with futures contracts purchased by the Portfolio.
(c) Rate represents annualized yield at date of purchase.
(d) Security represents investment made with cash collateral received from securities loaned.

ABBREVIATIONS

ADR - American Depositary Receipt
CVO - Contingent Value Obligation
NPV - No Par Value
NV  - Non-voting

SCHEDULE OF FUTURES CONTRACTS

                                             UNREALIZED
                                NUMBER OF   DEPRECIATION
                                CONTRACTS      (000)
                                ---------   ------------
S&P 500 Financial Futures
  Contracts Expiration date
  09/2001.....................     264         (2,996)
                                              -------
Total unrealized depreciation
  on Open futures contracts
  purchased...................                $(2,996)
                                              =======

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                                               (AMOUNTS IN THOUSANDS)
ASSETS
   Investments at market (identified cost $2,698,401).......                 $3,045,319
   Receivables:
       Investments sold.....................................                        215
       Dividends and interest...............................                      2,405
       Daily variation margin on futures contracts..........                        310
                                                                             ----------
       TOTAL ASSETS.........................................                  3,048,249
                                                                             ----------
LIABILITIES
   Payables:
       Investments purchased................................  $ 3,099
       Upon return of securities loaned.....................   44,214
       Management fees (Note 4).............................      111
                                                              -------
       TOTAL LIABILITIES....................................                     47,424
                                                                             ----------
NET ASSETS..................................................                 $3,000,825
                                                                             ==========
COMPOSITION OF NET ASSETS
   Paid-in capital..........................................                 $2,656,903
   Net unrealized appreciation on investments and futures
     contracts..............................................                    343,922
                                                                             ----------
NET ASSETS..................................................                 $3,000,825
                                                                             ==========

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                                               (AMOUNTS IN THOUSANDS)
INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $153)........                  $  16,864
   Interest.................................................                      1,658
                                                                              ---------
       TOTAL INVESTMENT INCOME..............................                     18,522
EXPENSES
   Management fees (Note 4).................................  $     640
                                                              ---------
       TOTAL EXPENSES.......................................                        640
                                                                              ---------
NET INVESTMENT INCOME.......................................                     17,882
                                                                              ---------
REALIZED AND UNREALIZED LOSS
   Net realized loss on:
       Investments and foreign currency transactions........    (21,808)
       Futures contracts....................................     (3,563)
                                                              ---------
                                                                                (25,371)
   Net change in unrealized depreciation on:
       Investments and foreign currency transactions........   (182,070)
       Futures contracts....................................     (1,262)
                                                              ---------
                                                                               (183,332)
                                                                              ---------
Net realized and unrealized loss............................                   (208,703)
                                                                              ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........                  $(190,821)
                                                                              =========

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               FOR THE SIX
                                                               MONTHS ENDED    FOR THE PERIOD
                                                                 JUNE 30,          ENDED
                                                                   2001         DECEMBER 31,
                                                               (UNAUDITED)         2000*
                                                              --------------   --------------
                                                                  (AMOUNTS IN THOUSANDS)
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
    Net investment income...................................    $   17,882       $   24,343
    Net realized loss.......................................       (25,371)         (51,513)
    Net change in unrealized depreciation...................      (183,332)        (145,536)
                                                                ----------       ----------
        NET DECREASE IN NET ASSETS RESULTING FROM
          OPERATIONS........................................      (190,821)        (172,706)
                                                                ----------       ----------
CAPITAL TRANSACTIONS (NOTE 3)
    Proceeds from contributions.............................       480,787        3,861,947
    Fair value of withdrawals...............................      (246,412)        (731,970)
                                                                ----------       ----------
        NET INCREASE IN NET ASSETS FROM CAPITAL
          TRANSACTIONS......................................       234,375        3,129,977
                                                                ----------       ----------
TOTAL NET INCREASE IN NET ASSETS............................        43,554        2,957,271
NET ASSETS
    BEGINNING OF PERIOD.....................................     2,957,271               --
                                                                ----------       ----------
    END OF PERIOD...........................................    $3,000,825       $2,957,271
                                                                ==========       ==========

---------------

* The Portfolio commenced operations on March 1, 2000.

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------
1.   ORGANIZATION

     State Street Master Funds (the "Trust") is a registered and diversified open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust is comprised of five investment portfolios. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the "Portfolio"). At June 30, 2001, only State Street MSCI(R) EAFE(R) Index Portfolio and the State Street Equity 500 Index Portfolio had commenced operations. The Declaration of the Trust permits the Board of Trustees to issue an unlimited number of shares of beneficial interest.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

  Security valuation

     The Portfolio's investments are valued each business day by independent pricing services. Equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. Investments in other mutual funds are valued at the net asset value per share. Over-the-counter equities, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price.

     Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security.

     The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

  Securities transactions and investment income

     Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

     All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each investor's average net assets.

  Federal income taxes

     The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the

--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

Portfolio's interest holders in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes. It is intended that the Portfolio's assets will be managed so that an investor in the Portfolio can satisfy the requirements of sub-chapter M of the Internal Revenue Code.

  Futures

     The Portfolio may enter into financial futures contracts. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio is required to segregate securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

     The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

  Securities Lending

     The Trust, on behalf of Portfolio, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Portfolio may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are secured at all times by cash, U.S. Government Securities or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows: 75% to the Portfolio and 25% to State Street.

     The primary risk associated with securities lending is if the borrower defaults on it obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At June 30, 2001, the value of the securities loaned amounted to $43,319,629. The loans were collateralized with cash of $44,213,583, which the Portfolio then invested in the State Street Navigator Securities Lending Prime Portfolio, a related party investment.

3.   SECURITIES TRANSACTIONS

     For the period ended June 30, 2001, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $221,432,384 and $137,743,977, respectively. The aggregate gross unrealized appreciation and depreciation were $615,705,765 and $268,788,343, respectively, as of June 30, 2001.

--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

4.   RELATED PARTY FEES AND TRANSACTIONS

     The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. under which SSgA, as the investment adviser, directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for these services and for the assumption of ordinary operating expenses of the Portfolio, SSgA receives a management fee, calculated daily, at the annual rate of 0.045% of the Portfolio's average daily net assets.

--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The following table includes selected supplemental data and ratios to average net assets:

                                                              FOR THE SIX
                                                              MONTHS ENDED   FOR THE PERIOD
                                                                JUNE 30,         ENDED
                                                                  2001        DECEMBER 31,
                                                              (UNAUDITED)        2000*
                                                              ------------   --------------
SUPPLEMENTAL DATA AND RATIOS:
    Net assets, end of period (in thousands)................   $3,000,825      $2,957,271
    Ratios to average net assets:
        Operating expenses **...............................       0.045%          0.045%
        Net investment income **............................        1.26%           1.14%
    Portfolio turnover rate ***.............................           5%             18%
    Total return ***........................................      (6.83)%         (2.41)%

---------------

*   The Portfolio commenced operations on March 1, 2000.
**  Annualized
*** Not Annualized

--------------------------------------------------------------------------------

                             [AMERICAN EAGLE LOGO]

                             [AMERICAN EAGLE LOGO]

                    [AMERICAN AADVANTAGE MILEAGE FUNDS LOGO]
--------------------------------------------------------------------------------

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS:


                         [GRAPHIC]                                                    [GRAPHIC]
                         BY E-MAIL:                                                ON THE INTERNET:
              american aadvantage.funds@aa.com                           Visit our website at www.aafunds.com

--------------------------------------------------------------------------------


                         [GRAPHIC]                                                    [GRAPHIC]
                       BY TELEPHONE:                                                   BY MAIL:
                       Mileage Funds                                      American AAdvantage Mileage Funds
                    Call (800) 388-3344                                        P.O. Box 619003, MD 5645
                                                                              DFW Airport, TX 75261-9003

FUND SERVICE PROVIDERS:

    CUSTODIAN                       TRANSFER AGENT                     INDEPENDENT AUDITORS
    STATE STREET BANK AND TRUST     NATIONAL FINANCIAL DATA SERVICES   ERNST & YOUNG LLP
    Boston, Massachusetts           Kansas City, Missouri              Dallas, Texas

    CUSTODIAN                        DISTRIBUTOR
    STATE STREET BANK AND TRUST      SWS FINANCIAL SERVICES
    Boston, Massachusetts            Dallas, Texas

This report is prepared for shareholders of the American AAdvantage Mileage Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

--------------------------------------------------------------------------------

American Airlines is not responsible for investments made in the American AAdvantage Mileage Funds. American AAdvantage Mileage Funds is a registered service mark of AMR Corporation.